Share-Based Payment (Details) - Schedule of modification date fair value of the stock options was determined using the Binomial-Lattice Model	12 Months Ended
	Dec. 31, 2021 $ / shares
Binomial-Lattice Model [Member]
Share-Based Payment (Details) - Schedule of modification date fair value of the stock options was determined using the Binomial-Lattice Model [Line Items]
Expected dividend yield	0.00%	[1]
Binomial-Lattice Model [Member] | Minimum [Member]
Share-Based Payment (Details) - Schedule of modification date fair value of the stock options was determined using the Binomial-Lattice Model [Line Items]
Exercise price (in Dollars per share)	$ 4.37	[2]
Expected lives (years)	4 years 6 months	[3]
Volatility	47.60%	[4]
Risk-free interest rate	1.26%	[5]
Weighted average fair value of options modified (in Dollars per share)	$ 4.7
Binomial-Lattice Model [Member] | Maximum [Member]
Share-Based Payment (Details) - Schedule of modification date fair value of the stock options was determined using the Binomial-Lattice Model [Line Items]
Exercise price (in Dollars per share)	$ 6.28	[2]
Expected lives (years)	9 years 4 months 24 days	[3]
Volatility	53.10%	[4]
Risk-free interest rate	1.87%	[5]
Weighted average fair value of options modified (in Dollars per share)	$ 5.36
Monte Carlo pricing model [Member]
Share-Based Payment (Details) - Schedule of modification date fair value of the stock options was determined using the Binomial-Lattice Model [Line Items]
Expected dividend yield	0.00%	[1]
Monte Carlo pricing model [Member] | Minimum [Member]
Share-Based Payment (Details) - Schedule of modification date fair value of the stock options was determined using the Binomial-Lattice Model [Line Items]
Expected lives (years)	2 years 2 months 4 days	[2]
Volatility	63.06%	[3]
Average correlation coefficient of peer companies (in Dollars per share)	$ 0.796	[4]
Risk-free interest rate	0.31%	[5]
Monte Carlo pricing model [Member] | Maximum [Member]
Share-Based Payment (Details) - Schedule of modification date fair value of the stock options was determined using the Binomial-Lattice Model [Line Items]
Expected lives (years)	2 years 4 months 6 days	[2]
Volatility	64.31%	[3]
Average correlation coefficient of peer companies (in Dollars per share)	$ 0.812	[4]
Risk-free interest rate	0.55%	[5]

[1]	The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.
[2]	Expected term was derived from award agreements.
[3]	The volatility of the underlying common shares during the lives of the awards was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the awards.
[4]	The correlation coefficients are calculated based upon the price data used to calculate the historical volatilities and is used to model the way in which each entity tends to move in relation to its peers.
[5]	Risk-free interest rate was estimated based on the market yield of US Government Bond with maturity close to the expected term of the options, plus country risk spread.